G3 Share-based compensation	12 Months Ended
Dec. 31, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
G3 Share-based compensation

G3	Share-based compensation

Accounting treatment of Long-Term Variable Compensation Programs

In note A1” Significant accounting policies”, the overall accounting policies for share-based payments within the Company are disclosed. In summary:

–	Share-settled programs, the total compensation expense is calculated based on the fair value (FV) at grant date and recognized over the service period of three years.
–

Cash-settled plans, the accounting principles are the same as for any other accruals or provisions. Prior to payout an accrual or provision is recognized every period based on the present period’s best estimate of the total amount. Any difference between total payout and the sum of accruals of provisions is recognized in the income statement in the period of final payout.

Long-Term Variable Compensation

All long-term variable compensation programs have been designed to form a part of a well-balanced total remuneration package and in general to span over a minimum of three years (service period). As these are variable compensation programs, the outcomes cannot be predicted when the programs are introduced and rewards depend on long-term personal commitment, corporate performance and the share price performance.

Following discontinuation of the previous long-term variable compensation programs at the end of 2016, the shareholders approved the new Long-Term Variable Compensation Program (LTV) for the Executive Team (ET), the new Executive Performance Plan (EPP) for senior managers and the Key Contributor Plan (KC Plan) for key employees as integral parts of its remuneration strategy starting from 2017.

All new programs are share-based payment programs as defined by IFRS 2 “Share-based Payment,” either share- or cash-settled.

Share-Settled Programs

Long-Term Variable Compensation Program for the Executive Team

The Long-Term Variable Compensation Program for the ET as approved by the shareholders, is designed to provide long-term incentives for members of the ET and to incentivize the Company’s performance creating long-term value.

Awards under LTV (Performance Share Awards) are granted to the participants, provided that certain performance conditions are met, to receive a number of shares, free of charge, following expiration of a three-year vesting period (vesting period). Allotment of shares pursuant to Performance Share Awards are subject to the achievement of challenging performance criteria which are defined specific to each year’s program when the program is introduced.

Which portion, if any, of the Performance Share Awards for LTV will vest is determined at the end of the relevant performance period based on the satisfaction of the predetermined performance criteria for that year’s LTV program (performance period). The performance criteria for the currently running LTV and EPP are summarized in the below table along with the satisfaction and achieved vesting levels for the ones which the performance period have lapsed. It is generally required that the participant retains his or her employment over a period of three years from the date of grant of awards to be eligible for receiving the performance awards.

Provided that the performance criteria have been met during the performance period and that the participant has retained his or her employment (unless special circumstances are at hand) during the service period, allotment of vested shares will take place as soon as practicably possible following the expiration of the vesting period.

When determining the final vesting level of Performance Share Awards, the Board of Directors examines whether the vesting level is reasonable considering the Company’s financial results and position, conditions on the stock market and other circumstances, and if not, reserves the right to reduce the vesting level to a lower level deemed appropriate.

In the event delivery of shares to the participants cannot take place under applicable law or at a reasonable cost and employing reasonable administrative measures, the Board of Directors is entitled to decide that participants may, instead, be offered cash settlement.

All major decisions relating to outcome of LTV are taken by the Remuneration Committee, with approval by the full Board of Directors as required.

LTV and EPP performance criteria
Program Year	Target	Criteria	Weight	Performance Period	Vesting Opportunity (linear pro-rata)		Achievement		Achieved Vesting Level
2020	2020 Group operating income	Range (SEK billion): 19.1–27.9	50%	Jan 1, 2020–Dec 31, 2020	0%–200%		SEK 29.1 billion	2)	200%
2020	Absolute TSR	Range: 6%–14%	30%	Jan 1, 2020 - Dec 31, 2022	0%–200%
2020	Relative TSR	Ranking of Ericsson: 6–2	20%	Jan 1, 2020 - Dec 31, 2022	0%–200%	1)
2020 Total			100%		0%–200%
2019	2019 Group operating income	Range (SEK billion): 10.0–20.0	50%	Jan 1, 2019–Dec 31, 2019	0%–200%		SEK 20.4 billion	3)	200%
2019	Absolute TSR	Range: 6%–14%	30%	Jan 1, 2019 - Dec 31, 2021	0%–200%
2019	Relative TSR	Ranking of Ericsson: 7–2	20%	Jan 1, 2019 - Dec 31, 2021	0%–200%	1)
2019 Total			100%		0%–200%
2018	2018 Group operating income	Range (SEK billion): 4.6–9.6	50%	Jan 1, 2018–Dec 31, 2018	0%–200%		SEK 11.5 billion	4)	200%
2018	Absolute TSR	Range: 6%–14%	30%	Jan 1, 2018 - Dec 31, 2020	0%–200%		26.92%		200%
2018	Relative TSR	Ranking of Ericsson: 7–2	20%	Jan 1, 2018 - Dec 31, 2020	0%–200%	1)	1.94 out of 12		200%
2018 Total			100%		0%–200%				200%
2017	Absolute TSR	Range: 6%–14%	50%	Jan 1, 2017 - Dec 31, 2019	0%–200%		21.34%		200%
2017	Relative TSR	Ranking of Ericsson: 12–5	50%	Jan 1, 2017 - Dec 31, 2019	0%–200%	1)	5.45 out of 18		191.04%
2017 Total			100%		0%–200%				195.52%

1)

The portion of the Performance Share Awards granted to a participant based on the relative TSR performance condition is subject to fulfilment of the related performance criteria over the performance period compared to Peer Groups consisting of 11 companies for the program year 2020, 12 companies for the program years 2019 and 2018, and 18 companies for the program year 2017. The vesting of the Performance Share Awards under this performance condition will vary depending on the Company’s TSR performance ranking versus the other companies in the peer group at the end of the performance period.

2)	Excludes restructuring charges.
3)	Excludes fines and similar related to the United States Department of Justice (DOJ) / Securities and Exchange Commission (SEC) investigation.
4)	Excludes restructuring charges and the provisions taken in Q4 2018 related to the revised BSS strategy.

Note G3, cont’d.

2020 Long-Term Variable Compensation Program for the Executive Team (LTV 2020)

LTV 2020 was approved at the Annual General Meeting (AGM) of shareholders held in 2020 and includes all members of the ET, a total of 15 ET members in 2020, including the President and CEO.

The participants were granted Performance Share Awards on April 1, 2020. The value of the underlying shares in respect of the Performance Share Awards made to the President and CEO was 180% of the annual base salary, and for other participants ranged between 30% and 70% of the participants’ respective annual base salaries at the time of grant. The share price used to calculate the number of shares to which the Performance Share Awards entitles was calculated as the volume weighted average of the market price of Ericsson B shares on Nasdaq Stockholm during the five trading days immediately following the publication of the Company’s interim report for the fourth quarter of 2019.

Following evaluation of the previously introduced Long-term variable compensation programs, the Board of Directors decided to use the same performance criteria for LTV 2020 as the ones used for LTV 2019 and LTV 2018 in order to secure continuity and consistency in supporting achievement of the Company’s 2020 targets. Hence again a one-year Group operating income target measured over the period January 1, 2020 to December 31, 2020 was included as a performance condition for LTV 2020 in addition to the standard three-year total shareholder return (TSR) performance conditions, which were also used for LTV 2019, LTV 2018 and LTV 2017.

The performance criteria relating to TSR are absolute TSR development and relative TSR development for the Ericsson B share over the period January 1, 2020 to December 31, 2022 (the performance period).

The performance criteria for LTV 2020 along with the details on how the performance criteria will be calculated and measured are explained in minutes from the AGM 2020 under Item 17.

The Board of Directors resolved on the achieved vesting level for the 2020 Group operating income performance criteria as 200% for this portion of the Performance Share Awards granted based on the 2020 Group operating income outcome.

2019 Long-Term Variable Compensation Program for the Executive Team (LTV 2019)

LTV 2019 was approved at the AGM 2019 and includes a total of 14 ET members in 2019, including the President and CEO, but excluding Helena Norrman who was not granted LTV 2019 due to her resignation, and Stella Medlicott and Fadi Pharaon who carried over their EPP entitlements for 2019 after their appointments to the ET.

The participants were granted Performance Share Awards on May 18, 2019. The value of the underlying shares in respect of the Performance Share Awards made to the President and CEO was 180% of the annual base salary, and for other participants ranged between 30% and 70% of the participants’ respective annual base salaries at the time of grant. The share price used to calculate the number of shares to which the Performance Share Awards entitles was calculated as the volume weighted average of the market price of Ericsson B shares on Nasdaq Stockholm during the five trading days immediately following the publication of the Company’s interim report for the first quarter of 2019.

Following evaluation of the previously introduced Long-Term Variable Compensation Programs, the Board of Directors decided to use the same performance criteria for LTV 2019 as the ones used for LTV 2018 in order to secure continuity and consistency in supporting achievement of the Company’s 2020 targets. Hence again a one-year Group operating income target measured over the period January 1, 2019 to December 31, 2019 was included as a performance condition for LTV 2019 in addition to the standard three-year total shareholder return (TSR) performance conditions, which were also used for LTV 2018 and LTV 2017.

The performance criteria relating to TSR are absolute TSR development and relative TSR development for the Ericsson B share over the period January 1, 2019 to December 31, 2021 (the performance period).

The performance criteria for LTV 2019 along with the details on how the performance criteria will be calculated and measured are explained in minutes from the AGM 2019 under Item 17.

The Board of Directors resolved on the achieved vesting level for the 2019 Group operating income performance criteria as 200% for this portion of the Performance Share Awards granted based on a 2019 Group operating income outcome excluding fines and similar related to the United States Department of Justice (DOJ) / Securities and Exchange Commission (SEC) investigation.

2018 Long-Term Variable Compensation Program for the Executive Team (LTV 2018)

LTV 2018 was approved by the AGM 2018 and includes all members of the ET, a total of 14 employees in 2018, including the President and CEO, but excluding Ulf Ewaldsson, Elaine Weidman-Grunewald and Nina Macpherson who left the ET prior to the award grant date of May 18, 2018, and Jan Karlsson who carried over his EPP entitlement for 2018 after his appointment to the ET.

The participants were granted Performance Share Awards on May 18, 2018. The value of the underlying shares in respect of the Performance Share Awards made to the President and CEO was 180% of the annual base salary, and for other participants ranged between 30% and 70% of the participants’ respective annual base salaries at the time of grant. The maximum value of underlying shares in respect of the Performance Share Awards made to the ET members other than the President and CEO were increased from 22.5% in 2017 to between 30% and 70% of participants’ respective base salaries at the time of grant in 2018. The increases were approved at the AGM 2018 with the intention to increase the long-term focus and alignment with the long-term expectations of the shareholders. The share price used to calculate the number of shares to which the Performance Share Awards entitles was calculated as the volume weighted average of the market price of Ericsson B shares on Nasdaq Stockholm during the five trading days immediately following the publication of the Company’s interim report for the first quarter of 2018.

Following continuous evaluation of the Long-Term Variable Compensation Programs a one-year Group operating income target was added to LTV 2018 measured over the period January 1, 2018 to December 31, 2018, to support achieving the Company’s 2020 targets, in addition to the three-year targets relating to total shareholder return (TSR), which were also used for LTV 2017.

The performance criteria relating to TSR are absolute TSR development and relative TSR development for the Ericsson B share over the period January 1, 2018 to December 31, 2020 (the performance period).

The performance criteria for LTV 2018 along with the details on how the performance criteria will be calculated and measured are explained in minutes from the AGM 2018 under Item 17.

The Board of Directors resolved on the achieved vesting level for the 2018 Group operating income performance criteria as 200% for this portion of the Performance Share Awards granted based on a 2018 Group operating income outcome excluding restructuring charges and the provisions taken in Q4 2018 related to the revised BSS strategy.

The Board of Directors also resolved on the achieved vesting levels for both the absolute and relative TSR development performance criteria as 200% based on the achievement results of 26.92% absolute TSR and 1.94th ranking for relative TSR, which resulted in an overall achieved vesting level of 200% for LTV 2018 as illustrated in the table LTV and EPP Performance Criteria on the prior page.

2017 Long-Term Variable Compensation Program for the Executive Team (LTV 2017)

LTV 2017 was approved at the AGM 2017 and includes all members of the ET, a total of 16 employees in 2017, including the President and CEO.

The participants were granted Performance Share Awards on May 18, 2017. The value of the underlying shares in respect of the Performance Share Awards made to the President and CEO was 180% of the annual base salary, and for other participants 22.5% of the participants’ respective annual base salaries at the time of grant. The share price used to calculate the number of shares to which the Performance Share Awards entitles was calculated as the volume-weighted average of the market price of Ericsson B shares on Nasdaq Stockholm during the five trading days immediately following the publication of the Company’s interim report for the first quarter of 2017.

Absolute and relative TSR development for the Ericsson B share over the period January 1, 2017 to December 31, 2019 (the performance period) were the two performance criteria used for LTV 2017.

The performance criteria for LTV 2017 along with the details on how the performance criteria will be calculated and measured are explained in minutes from the AGM 2017 under Item 17.

The Board of Directors resolved on the achieved vesting levels for the absolute and relative TSR development performance criteria as 200% and 191.04% respectively based on the achievement results of 21.34% absolute TSR and 5.45th ranking for relative TSR, which resulted in an overall achieved vesting level of 195.52% for LTV 2017 as illustrated in the table LTV and EPP Performance Criteria on the prior page.

The Performance Share Awards vested during 2020 and the participants received the equivalent number of shares free of charge with the official closure of LTV 2017.

Cash-Settled Plans

Executive Performance Plans (EPP)

The Executive Performance Plan (EPP) is a cash-settled plan which uses the same performance criteria as the ones under the respective year’s long-term variable compensation program for the ET.

Senior managers, except for the members of the ET, are selected as participants to EPP annually through a nomination process that identifies individuals according to performance, potential, critical skills, and business critical roles.

There are two award levels, high and regular, which represent the potential award levels as a percentage of the participant’s annual gross salary, which are determined separately by the Board of Directors for each year’s plan before the plan is launched. Participants are assigned a potential award, which is converted into a number of synthetic shares based on the same market price of Ericsson B shares used for the respective year’s LTV. The three-year vesting period is the same as for the LTV. The vesting level of the award is subject to the achievement of the same performance criteria over the same performance period defined for the respective year and generally requires that the participant retains his or her employment over the vesting period.

At the end of the vesting period, the allotted synthetic shares are converted into a cash amount, based on the market price of Ericsson B shares at Nasdaq Stockholm at the vesting date, and this final amount is paid to the participant in cash gross before tax.

Executive Performance Plan 2020 (EPP 2020)

155 senior managers were selected to participate in EPP 2020. The regular award level is set at 15% and the high award level is set at 25% for all countries except for the USA. The regular and high award levels are set at 25% and 35% respectively in the USA.

Executive Performance Plan 2019 (EPP 2019)

161 senior managers were selected to participate in EPP 2019. The regular award level is set at 15% and the high award level is set at 22.5%.

Executive Performance Plan 2018 (EPP 2018)

171 senior managers were selected to participate in EPP 2018. The regular award level is set at 15% and the high award level is set at 22.5%.

Executive Performance Plan 2017 (EPP 2017)

452 senior managers were selected to participate in EPP 2017. The regular award level was set at 15% and the high award level was set at 22.5%.

The awards under EPP 2017 were paid in 2020 at the end of the vesting period and EPP 2017 was officially closed.

Key Contributor Plans (KC Plans)

The KC Plan is a cash-settled retention plan. Employees, except for senior managers and the members of the ET, are selected as participants to KC Plan annually through a nomination process that identifies individuals according to performance, potential, critical skills, and business critical roles. Participants are assigned a potential award based on a percentage of their annual gross salary, which is converted into a number of synthetic shares based on the same market price of Ericsson B shares used for the respective year’s LTV.

The KC Plan is a retention plan, therefore there are no performance criteria for vesting of awards. In general, there is a three-year service period for receiving the award in full and the award is subject only to continued employment during the service period. As of the KC 2019 plan the total service period is three years, however the payout is distributed over the entire service period with staggered payments according to the below schedule:

– 25% of the award to be paid at the end of the first year,

– 25% of the award to be paid at the end of the second year, and

– the remaining 50% of the award to be paid at the end of the third year.

Accounting wise, the plans with three staggered payments are seen as three separate tranches. The tranches are accounted for as separate awards and accrued in parallel with the same grant date but different vesting dates. The consequence of the staggered payments is a front-end loaded cost. The accounting model is referred to as staged vesting.

The value of each synthetic share is driven by the absolute share price performance of Ericsson B shares during the service period. At the end of the service period, the allotted synthetic shares are converted into a cash amount, based on the market price of Ericsson B shares Nasdaq Stockholm at the vesting date, and this final amount is paid to the participant in cash gross before tax.

Key Contributor Plan 2020 (KC Plan 2020)

7,007 employees were selected to participate in KC Plan 2020. There are three award levels at 10%, 25% and 30% of the participants’ annual gross salary. The total service period is three years, however the payout is distributed over the entire service period with staggered payments as explained under Key Contributor Plans (KC Plans).

Key Contributor Plan 2019 (KC Plan 2019)

6,941 employees were selected to participate in KC Plan 2019. There are three award levels at 10%, 25% and 30% of the participants’ annual gross salary. The total service period is three years, however the payout is distributed over the entire service period with staggered payments as explained under Key Contributor Plans (KC Plans).

Key Contributor Plan 2018 (KC Plan 2018)

5,886 employees were selected to participate in KC Plan 2018. There are two award levels at 10% and 25% of the participants’ annual gross salary. The total service period is three years and the awards are paid at the end of the full service period.

Key Contributor Plan 2017 (KC Plan 2017)

6,876 employees were selected to participate in KC Plan 2017. There are two award levels at 10% and 25% of the participants’ annual gross salary. The total service period is three years and the awards are paid at the end of the full service period and KC Plan 2017 was officially closed.

Number of shares and synthetic shares

The awards granted to the participants of the LTV programs and the development of the granted shares over time, considering the fulfilment of performance conditions, are displayed in the table Number of shares and synthetic shares below, together with the number of synthetic shares for the EPP and KC plans.

Number of shares and synthetic shares
(million)	Executive team programs					Of which the President and CEO
Share-settled programs	LTV 2020	LTV 2019	LTV 2018	LTV 2017	Total	LTV 2020	LTV 2019	LTV 2018	LTV 2017	Total
Maximum shares required	2.5	3.0	3.0	3.0	11.5	—	—	—	—	—
Granted shares	0.9	0.6	0.8	0.7	3.0	0.4	0.3	0.4	0.4	1.5
Outstanding number of shares beginning of 2020	—	0.9	1.2	1.3	3.4	—	0.4	0.6	0.9	1.9
Exercised during 2020	—	—	—	(1.3)	(1.3)	—	—	—	(0.9)	(0.9)
Forfeited during 2020	—	—	—	—	—	—	—	—	—	—
Increase due to performance condition 2020	0.4	—	0.4	—	0.8	0.2	—	—	—	0.2
Outstanding number of shares end of 2020	1.3	0.9	1.6	—	3.8	0.6	0.4	0.6	—	1.6
	Executive performance program					Key contributors plans
Cash-settled plan	EPP 2020	EPP 2019	EPP 2018	EPP 2017	Total	KC 2020	KC 2019	KC 2018	KC 2017	Total
Synthetic shares	1.7	1.0	1.6	—	4.3	11.3	6.2	8.3	—	25.8

Note G3, cont’d.

Compensation expense

The compensation expense is based on the FV and the number of shares or synthetic shares. The compensation expense for the share-settled long-term variable compensation programs for the President and CEO and the ET during 2020 were SEK 83 million.

The compensation expenses for cash-settled plans, the EPP and the KC Plans during 2020 were SEK 185 million and SEK 1,298 million respectively as shown in the table Compensation expense for LTV 2017-2020 below. The total compensation expense during 2020 amounted to 1,566 million. The total provision for the cash-settled plans amounted to SEK 2,107 million (including social charges of 227 million) at the end of 2020.

Compensation expense LTV 2017-2020
	Year
Share-settled programs	2020	2019	2018	2017	Total
LTV 2020	23	—	—	—	23
LTV 2019	28	17	—	—	45
LTV 2018	28	28	18	—	74
LTV 2017	4	13	14	10	41
Total executive team programs	83	58	32	10	183
Of which the President and CEO	41	32	18	6	97
Cash-settled plans
EPP 2020	34	—	—	—	34
EPP 2019	50	11	—	—	61
EPP 2018	76	53	20	—	149
EPP 2017	25	116	110	31	282
Total executive performance plans	185	180	130	31	526
KC 2020	523	—	—	—	523
KC 2019	335	248	—	—	583
KC 2018	368	245	156	—	769
KC 2017	72	273	323	139	807
Total key contributor plans	1,298	766	479	139	2,682
Total cash-settled plans	1,483	946	609	170	3,208
Total compensation expense	1,566	1,004	641	180	3,391

Fair value
The compensation expense for the share-settled plans is based on FV and the number of shares. The FV for the LTV programs are including adjustments for absolute and relative TSR development performance criteria at the grant date, using a Monte Carlo model, which uses a number of inputs, including expected dividends, expected share price volatility and the expected period to exercise. The performance criteria of the LTV program are also based on the outcome of the Group operating income as per fiscal years 2020, 2019 and 2018. The FV for the Group operating income performance criteria is calculated as the share price at grant date, reduced by the net present value of the dividend expected during the three-year vesting period. For the performance criteria the number of shares is adjusted in relation to the achievement level of the performance criteria at the end of the performance period.

The compensation expense for the cash-settled plans is based on the FV and the number of synthetic shares allocated. The FV for the EPP includes the same criteria as the share-settled plans and calculated in a similar way, however reassessed quarterly with updated criteria. The FV for the KC Plans are the share price reduced by the net present value of the dividend expected during the service period. The KC Plan 2020 and the KC Plan 2019 have three FV based on the three different service periods. The FV per performance criteria and program is shown in the table Fair values below.

Fair values (SEK)
Executive team programs	LTV 2020	LTV 2019	LTV 2018	LTV 2017
Share price at grant	78.88	90.70	65.79	57.15
Fair value Absolute TSR	54.69	87.92	80.40	54.40
Fair value Relative TSR	98.06	94.63	78.66	76.95
Fair value Group operating income	74.22	86.94	62.93	—
Executive performance plans	EPP 2020	EPP 2019	EPP 2018	EPP 2017
Fair value Absolute TSR	98.37	113.49	198.56	84.12
Fair value Relative TSR	125.35	130.59	198.56	84.12
Fair value Group operating income	96.54	97.71	99.29
Key contributor plans	KC 2020	KC 2019	KC 2018	KC 2017
Fair value - Tranche 1	99.68	84.12	—	—
Fair value - Tranche 2	98.10	99.29	—	—
Fair value - Tranche 3	96.54	97.71	—	—
Fair value	—	—	99.29	84.12

Note G3, cont’d.

Payout of Cash-settled Plan

During 2020 three plans vested; EPP 2017 and KC Plan 2017 and KC Plan 2019 tranche 1. The share price at vesting were SEK 84.12 and the payout to the participants amounted to SEK 1,150 million.

The Stock Purchase Plan (SPP)

The SPP was a share-settled plan designed to offer an incentive for all employees to participate in the Company’s long-term variable compensation program where practicable. Under SPP employees were able to save up to 7.5% of their gross fixed salary for purchase of Ericsson B contribution shares at market price on NASDAQ Stockholm or American Depositary Shares (ADSs) on Nasdaq New York (contribution shares) during a twelve-month period (contribution period). If the contribution shares were retained by the employee for three years after the investment and their employment with the Ericsson Group continued during that time, then the employee’s shares are to be matched with a corresponding number of Ericsson B shares or ADSs free of consideration. Employees in 100 countries participated in the SPP.

The table below shows the contribution period and participation details for the only open SPP from 2016, which was settled and closed with the final matching and delivery of the remaining contribution shares to the participants on August 17, 2020.

Stock Purchase Plans
Plan	Contribution period	Number of participants at launch	Take-up rate – percent of eligible employees
	August 2016 –
Stock Purchase plan 2016	July 2017	31,500	29%

The total cost of SPP for the three years of service is based on the number of shares that vest, due to savings and calculated based on the FV of the shares as defined at grant date.

The Key Contributor Retention Plan

The Key Contributor Retention Plan was part of Ericsson’s talent management strategy and was designed to give recognition for performance, critical skills and potential as well as to encourage retention of key employees. Under the program, up to 10% of the employees were selected through a nomination process that identified individuals according to performance, critical skills and potential. Participants selected obtained one extra matching share in addition to the ordinary one matching share for each Contribution Share purchased under SPP during a twelve-month period.

Since no SPP was proposed after 2016, the cash-settled KC Plan described above was introduced replacing the Key Contributor Retention Plan.

The accounting treatment for the Key Contributor Retention Plan is the same as for SPP, however these employees receive two additional shares for each share invested.

The Executive Performance Stock Plan (EPSP)

The EPSP was a share-settled program. Senior managers, including the members of the ET, were selected to obtain up to four or six extra shares (performance matching shares) in addition to the ordinary one matching share for each contribution share purchased under SPP. Up to 0.5% of employees were offered participation in EPSP. The performance targets were linked to growth of net sales, operating income and cash conversion and each accounted for one third of the total performance matching shares

The table below shows the performance targets for the only open EPSP from 2016 in 2020.

Executive Performance Stock Plan targets
	Base year
	value
	SEK billion	Year 1	Year 2	Year 3
2016
	Compound annual growth rate of
Growth (net sales growth)	246.9			2%–6%
Margin	Compound annual growth rate of
(operating income growth)1)	24.8			5%–15%
Cash ﬂow (cash conversion)	—	≥70%	≥70%	≥70%

1)	Excluding extraordinary restructuring charges.

With all three years of 2016 EPSP completed the Board of Directors resolved the results of the performance targets as below:

– Growth (compound annual net sales growth rate) was –5.13% which was below the threshold and resulted in no vesting for the portion of the award subject to this target.

– Margin (compound annual operating income growth rate) was           –28.00% which was below the threshold and resulted in no vesting for the portion of the award subject to this target.

– Cash flow (cash conversion) was met, which resulted in vesting of 66.67% of the portion of the award subject to this target.

– Accordingly, the 2016 EPSP vested at 22.22% of maximum matching.

The 2016 EPSP was settled and closed with the final delivery of the remaining performance matching shares to the participants on August 17, 2020. Hence, no future outstanding matching rights remain for the members of the ET.

Since no SPP was proposed after 2016, the share-based LTV were introduced for the members of the ET with the approval of relevant AGM replacing EPSP. For the senior managers, the cash-settled EPP were introduced replacing EPSP. The LTV and the EPP are described above.

EPSP was a share-settled stock purchase plan with performance conditions. The total cost for EPSP for the three years of service is based on the number of shares that vest, due to fulfilment of targets and savings. The costs are calculated based on the FV of the shares as defined at grant date.

Note G3, cont’d.

Shares for LTV 2016
Stock Purchase Plan, Key Contributor Retention Plan and Executive Performance Stock Plans
Plan (million shares)		2016
Originally designated	A	21.6
Outstanding beginning of 2020 1)	B	10.9
Awarded during 2020	C	—
Exercised/matched during 2020	D	10.8
Forfeited/expired during 2020	E	0.1
Outstanding end of 2020	F=B+C-D-E	—
Compensation costs charged during 2020 (SEK million) 2) 3)	G	65.6

1)	Shares under the Executive Performance Stock Plans were based on the fact that the 2016 plan came out at 22%, in casu 78% lapsed.
2)

Fair value was calculated as the share price on the investment date, reduced by the net present value of the dividend expectations during the three-year vesting period. Net present value calculations are based on data from external party.

3)	Total compensation costs charged during 2019: SEK 256 million, 2018: SEK 645 million.

Shares for LTV 2016 and LTV 2017-2019

LTV 2016 and LTV 2017-2019 are funded with treasury stock and are equity settled. Treasury stock for all plans has been issued in directed cash issues of Class C shares at the quotient value and purchased under a public offering at the subscription price plus a premium corresponding to the subscribers’ financing costs, and then converted to Class B shares.

For all these plans, additional shares have been allocated for financing of social security expenses. Treasury stock is sold on the Nasdaq Stockholm to cover social security payments when arising due to matching/vesting of shares. During 2020, 1,820,800 shares were sold at an average price of SEK 89.52. Sales of shares are recognized directly in equity.

If, as of December 31, 2020, all shares allocated for future matching/vesting under the Long term variable compensation programs were transferred, and shares designated to cover social security payments were disposed of as a result of the exercise and the matching/vesting, approximately 2.7 million Class B shares would be transferred, corresponding to 0.1% of the total number of shares outstanding, 3,328 million shares not including treasury stock. As of December 31, 2020, approximately 6.0 million Class B shares were held as treasury stock.

The table above shows how shares (representing matching rights but excluding shares for social security expenses) are being used for all outstanding stock purchase plans, key contributor retention plans and executive performance stock plans. From up to down the table includes (A) the number of shares originally approved at the Annual General Meeting; (B) the number of originally designated shares that were outstanding at the beginning of 2020; (C) the number of shares awarded during 2020; (D) the number of shares matched during 2020; (E) the number of shares forfeited by participants or expired under the plan rules during 2020; and (F) the balance left as outstanding at the end of 2020, having deducted the shares related to awards matched, forfeited and expired, to the shares outstanding at the beginning of the year. The final row (G) shows the compensation costs charged to the accounts during 2020 for each plan.

Option agreements

Prior to taking office as President and CEO of Ericsson, Board member Börje Ekholm entered into an option agreement in 2016 with Investor AB and AB Industrivärden, shareholders of Ericsson. Each of these two shareholders has issued 1,000,000 call options to Börje Ekholm on market terms (valuation conducted, using the Black & Scholes model, by an independent third party). Under the agreements, Börje Ekholm has purchased in total 2,000,000 call options, issued by the shareholders, for a purchase price of SEK 0.49 per call option. Each call option entitles the purchase of one Ericsson B share from the shareholders at a strike price of SEK 80 per share (to be recalculated to neutralize the effects of dividend payments during the option period) during one year after a seven-year period. Due to the fact that the call options were purchased on market terms as described above, no compensation expense has been recognized by the Company and will not be recognized during the remaining part of the seven-year period.

In 2019 Investor AB, shareholder of Ericsson, made an offer to the Board Chairs of its listed core investment to purchase call options relating to shares in the respective core investment. Following this offer, Ronnie Leten, Chair of the Board of Directors, entered into such a call option agreement with Investor AB with respect to Class B share of Telefonaktiebolaget LM Ericsson. Under the agreement, Investor AB has issued 128,452 call options to Ronnie Leten on market terms (valuation conducted, using the Black & Scholes model, by an independent third party) and Ronnie Leten has purchased these call options for a purchase price of SEK 15.57 per call option. Each call option entitles the purchase of one Ericsson B share from Investor AB at a strike price of SEK 87.97 per share (to be recalculated to neutralize the effects of dividend payments during the option period) during one year after a four-year period starting February 5, 2019. Due to the fact that the call options were purchased on market terms as described above, no compensation expense has been recognized by the Company and will not be recognized during the remaining part of the period.